Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events
13.	SUBSEQUENT EVENTS
We had no material subsequent events that have not already been disclosed in the notes to these condensed consolidated financial statements.
13.	SUBSEQUENT EVENTS

On April 21, 2014, we closed our initial public offering whereby an aggregate of 7,641,750 shares of the Company’s common stock were sold to the public (including 4,606,882 shares of common stock issued and sold by the Company and 3,034,868 shares of common stock sold by certain named selling stockholders) at a public offering price of $15.00 per share. We did not receive any proceeds from the sale of shares by the selling stockholders. The total gross proceeds we received from the offering were $69.1 million. After deducting underwriting discounts and commissions and offering expenses payable by us, the aggregate net proceeds we received totaled approximately $64.3 million. We used all of the net proceeds from the offering, together with approximately $3.3 million from existing cash, for the repayment in full of the 2022 Note and the 2017 Note.

We completed construction of a second building at our corporate headquarters in July 2014. In connection with the completion of our headquarters building, we consolidated a portion of our outstanding debt as described below.

As of June 30, 2014, the 2011 Consolidated Loan and the 2013 Construction Loan were consolidated into a term note under a Loan Agreement (the “2021 Consolidated Loan”) with an outstanding principal balance of $27.2 million as of September 30, 2014. The 2021 Consolidated Loan is due to Kirkpatrick Bank and matures on May 30, 2021. Under the 2021 Consolidated Loan, interest is payable monthly and accrues at a fixed rate of 4.75% per annum. The 2021 Consolidated Loan is secured by a mortgage covering our headquarters buildings and certain personal property relating to our headquarters buildings.

2,723,233 shares of our restricted stock that were issued in connection with the 2014 Reorganization subject to performance-based vesting conditions upon the Company reaching a total enterprise value of $1.4 billion vested, effective as of December 1, 2014. The vesting of this restricted stock did not have an impact on our historical financial statements.

Subsequent to December 31, 2013, we signed 14 new office leases for our sales offices and entered into five amendments to our existing leases thereby resulting in an additional $9.5 million in future commitments of noncancellable operating leases with initial or remaining terms of one year or more.